LINE OF CREDIT (Details) (GE, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jul. 31, 2012
Line of credit
Amount of borrowings outstanding	$ 0
Line of credit
Line of credit
Advances under the credit agreement as percentage of book value of eligible accounts receivable	85.00%
Amount of borrowings available under the credit agreement	108,272
Amount of incremental increases under the credit agreement	25,000
Line of credit | Base Rate
Line of credit
Amount of borrowings outstanding			37,622
Variable rate basis	Base Rate
Interest rate margin (as a percent)	0.75%
Effective interest rate (as a percent)	4.00%
Line of credit | LIBOR
Line of credit
Amount of borrowings outstanding			25,000
Variable rate basis	LIBOR
Interest rate margin (as a percent)	1.75%
Effective interest rate (as a percent)	1.92%
Line of credit | Maximum
Line of credit
Maximum borrowing capacity		120,000	85,000	60,000
Unused commitment fee (as a percent)	0.50%
Line of credit | Minimum
Line of credit
Unused commitment fee (as a percent)	0.25%
Line of credit | Letter of Credit
Line of credit
Maximum borrowing capacity		3,000,000
Line of credit | Swing Loan
Line of credit
Maximum borrowing capacity		$ 5,000